Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Disclosure of deferred income tax assets and liabilities
The Company’s deferred income tax assets and liabilities are as follows:

($000s)	2018	2017
Deferred income tax asset and liability, beginning of year	$—	$—
Expenses related to the origination and reversal of temporary differences for:
Property and equipment	6,381	1,707
Non-capital losses carried forward	(733)	(2,909)
Long-term liabilities	(2)	(41)
Share issue expenses	(1)	—
Changes in unrecognized tax benefits	(5,645)	1,243
Deferred income tax expense recognized in net earnings	4,523	—
Deferred income tax (recovery) recognized in net earnings	(4,523)	—
Deferred income tax asset, end of year	4,523	—
Deferred income tax liability, end of year	(4,523)	—

Reconciliation of income tax expense
Income taxes vary from the amount that would be computed by applying the average Canadian statutory income tax rate of 27.0% (2017 – 27.0%) to income before taxes as follows:

($000s)	2018	2017
Income taxes calculated at the Canadian statutory rate	$11,344	$(15,368)
Increases (decreases) in income taxes resulting from:
Non-deductible expenses	2,087	2,023
Changes in unrecognized tax benefits	(5,646)	1,243
Effect of tax rates in foreign jurisdictions[1]	16,002	31,728
Changes in tax rates and other	2,553	2,193
Income tax expense - current	$26,340	$21,819
[1] The statutory tax rate in Egypt is 40.55%.